Income Taxes - Schedule of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory rate	(21.00%)	(21.00%)
State tax	(2.50%)	(6.50%)
Permanent items	0.40%	0.30%
Stock-based compensation	4.30%	3.40%
R&D credit	(4.20%)	(2.70%)
Other	0.10%	0.10%
Changes in valuation allowance	22.90%	26.60%
Foreign rate differential	0.20%	0.00%
Effective tax rate	0.20%	0.20%